Income tax and deferred tax (Details 1) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Tax loss carryforward		$ 19,336	$ 75,856
Trade receivables and other receivables	10,150	6,065	6,973
Salaries and social security taxes payable	10,887	9,746	5,695
Tax liabilities	114	254	299
Provisions	17,012	13,671	12,862
Deferred tax asset	38,163	49,072	101,685
Property, plant and equipment	(779,324)	(825,162)	(809,573)
Trade payables and other payables	(2,155)	(20,755)	20,015
Benefit plans	(1,132)	(678)	2,027
Financial assets at fair value through profit or loss	(88,061)	(44,195)	(49,393)
Borrowings	(8,078)	(6,952)	(37)
Tax inflation adjustment		(56,108)	(271,584)
Deferred tax liability	(878,750)	(953,850)	(1,108,545)
Net deferred tax liabilities	(840,587)	(904,778)	$ (1,006,860)
Result Fromexposure To Inflation [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(4,637)	(41,022)
Trade receivables and other receivables	(1,455)	(3,772)
Salaries and social security taxes payable	(2,337)	(3,080)
Tax liabilities	(61)	(162)
Provisions	(3,279)	(6,955)
Deferred tax asset	(11,769)	(54,991)
Property, plant and equipment	197,895	437,807
Trade payables and other payables	4,978	(10,824)
Benefit plans	163	(1,096)
Financial assets at fair value through profit or loss	10,599	26,711
Borrowings	1,667	20
Tax inflation adjustment	13,456	146,869
Deferred tax liability	228,758	599,487
Net deferred tax liabilities	216,989	544,496
Charged To Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(14,699)	(15,498)
Trade receivables and other receivables	5,540	2,864
Salaries and social security taxes payable	3,478	7,164
Tax liabilities	(79)	117
Provisions	6,620	7,764
Deferred tax asset	860	2,411
Property, plant and equipment	(152,057)	(453,396)
Trade payables and other payables	13,622	(29,946)
Benefit plans	(1)
Financial assets at fair value through profit or loss	(54,465)	(21,513)
Borrowings	(2,793)	(6,935)
Tax inflation adjustment	42,652	68,607
Deferred tax liability	(153,042)	(443,183)
Net deferred tax liabilities	(152,182)	(440,772)
Charged To Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward
Trade receivables and other receivables
Salaries and social security taxes payable		(33)
Tax liabilities
Provisions
Deferred tax asset		(33)
Property, plant and equipment
Trade payables and other payables
Benefit plans	(616)	(1,609)
Financial assets at fair value through profit or loss
Borrowings
Tax inflation adjustment
Deferred tax liability	(616)	(1,609)
Net deferred tax liabilities	$ (616)	$ (1,642)